PLEDGE OF ASSETS	12 Months Ended
Dec. 31, 2019
PLEDGE OF ASSETS
PLEDGE OF ASSETS

24.    PLEDGE OF ASSETS

The Group has pledged various assets as collateral against certain secured borrowings as set out in Note 18. As at December 31, 2018, a summary of these pledged assets was as follows:

	December 31,	December 31,
	2018	2019
Property, plant and equipment (Note 6)	4,168,239	4,946,338
Land use rights (Note 19)	328,116	—
Right-of-use assets (Note 19)	—	373,048
Intangible assets (Note 5)	772,597	757,269
Notes receivable (Note 13)	933,551	667,190
Investments in associates (Note 8)	535,610	538,787

	6,738,113	7,282,632

As at December 31, 2019, in addition to the loans and borrowings which were secured by the above assets, the current portion of long-term loans and borrowings amounting to RMB1,209 million (December 31, 2018: RMB1,354 million ), and the non-current portion of long-term loans and borrowings amounting to RMB10,265  million (December 31, 2018: RMB10,155 million ) were secured by the contractual right to charge users for electricity generated in the future.